Goodwill and Intangible Assets - Summary of Estimated Amortization Expense (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2021	$ 17,735
2022	3,629
2023	0
2024	0
2025	$ 0